Debt, Cash and Cash Equivalents - Additional Information (Detail) $ in Billions	1 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($) Tranche	Mar. 31, 2018 EUR (€) Tranche	Dec. 31, 2018 EUR (€) Counterparty shares	Dec. 31, 2018 USD ($) shares
Sanofi Euro Medium Term Notes (EMTN) bonds [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 8,000,000,000
Number of tranches | Tranche		6
Sanofi Euro Medium Term Notes (EMTN) bonds [member] | 1 billion of floating-rate bonds maturing March 2020 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount			€ 1,000,000,000
Maturity date			March 2020
Bonds, interest rate basis			3-month Euribor plus 15 basis points
Sanofi Euro Medium Term Notes (EMTN) bonds [member] | 500 million of fixed-rate bonds maturing March 2020 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount			€ 500,000,000
Maturity date			March 2020
Bonds, interest rate			0.00%	0.00%
Sanofi Euro Medium Term Notes (EMTN) bonds [member] | 1.75 billion of fixed-rate bonds maturing March 2023 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount			€ 1,750,000,000
Maturity date			March 2023
Bonds, interest rate			0.50%	0.50%
Sanofi Euro Medium Term Notes (EMTN) bonds [member] | 1.5 billion of fixed-rate bonds maturing March 2026 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount			€ 1,500,000,000
Maturity date			March 2026
Bonds, interest rate			1.00%	1.00%
Sanofi Euro Medium Term Notes (EMTN) bonds [member] | 2 billion of fixed-rate bonds maturing March 2030 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount			€ 2,000,000,000
Maturity date			March 2030
Bonds, interest rate			1.375%	1.375%
Sanofi Euro Medium Term Notes (EMTN) bonds [member] | 1.25 billion of fixed rate bonds maturing March 2038 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount			€ 1,250,000,000
Maturity date			March 2038
Bonds, interest rate			1.875%	1.875%
Sanofi Euro Medium Term Notes (EMTN) bonds [member] | 750 million bond maturing September 2018 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount			€ 750,000,000
Maturity date			September 10, 2018
Sanofi Euro Medium Term Notes (EMTN) bonds [member] | Weighted average interest rate before derivative instruments [member]
Disclosure of detailed information about borrowings [line items]
Bonds, interest rate			1.60%	1.60%
Cash and cash equivalents interest rate			1.50%	1.50%
Sanofi Euro Medium Term Notes (EMTN) bonds [member] | Weighted average interest rate after derivative instruments [member]
Disclosure of detailed information about borrowings [line items]
Bonds, interest rate			1.80%	1.80%
Cash and cash equivalents interest rate			2.40%	2.40%
Sanofi Euro Medium Term Notes (EMTN) bonds [member] | Main undrawn confirmed general purpose credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Notional amount			€ 8,000,000,000
Number of counterparty representing more than 7% of undrawn credit facility | Counterparty			0
Sanofi Euro Medium Term Notes (EMTN) bonds [member] | 1983 to 1987 Participating Shares Issued [member]
Disclosure of detailed information about borrowings [line items]
Number of participating shares outstanding | shares			82,698	82,698
Participating shares carrying amount			€ 13,000,000
Series A participating shares issued in 1989 repurchased and cancelled			€ 1,300,000
Sanofi Euro Medium Term Notes (EMTN) bonds [member] | Syndicated credit facility, expires in 2020 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date			December 17, 2020
Credit facilities maximum amount			€ 4,000,000,000
Sanofi Euro Medium Term Notes (EMTN) bonds [member] | Syndicated credit facility, expires in 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date			December 3, 2021
Credit facilities maximum amount			€ 4,000,000,000
Sanofi Euro Medium Term Notes (EMTN) bonds [member] | Commercial paper program in France [member]
Disclosure of detailed information about borrowings [line items]
Commercial paper programs			€ 6,000,000,000
Sanofi Euro Medium Term Notes (EMTN) bonds [member] | Commercial paper program in USA [member]
Disclosure of detailed information about borrowings [line items]
Commercial paper programs | $				$ 10.0
Average drawdown | $				5.0
Maximum drawdown | $				9.5
Shelf registration statement program [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $	$ 2.0
Number of tranches | Tranche	2
Shelf registration statement program [member] | 1 billion of fixed-rate bonds maturing June 2023 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $				$ 1.0
Maturity date			June 2023
Bonds, interest rate			3.375%	3.375%
Shelf registration statement program [member] | 1 billion of fixed-rate bonds maturing June 2028 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $				$ 1.0
Maturity date			June 2028
Bonds, interest rate			3.625%	3.625%